Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0002083167
Registrant Name	2025 Acquisition Company, LLC
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A